Deferred Revenue	12 Months Ended
Dec. 31, 2025
Deferred Revenue [Abstract]
Deferred revenue

Note 10 — Deferred revenue

Deferred revenue represents advance payments received from customers before all of the relevant criteria for revenue recognition are met.

	As of December 31,
	2025	2024

Beginning balance	448,253	—
Customer advances	451,867	529,810
Related party advances	371,058	774,088
Recognized as revenues	(1,262,932)	(855,730)
Effect of exchange rate	(1,444)	85
Ending balance	$6,802	$448,253